Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Valuation allowance increase (decrease), amount	$ (700,000)	$ 2,600,000
Cumulative change in ownership percentage	50.00%
Period for cumulative change in ownership	3 years
Deferred tax assets for net operating losses	$ 53,800,000
Deferred tax assets for federal and California research and development credits	34,800,000
Accruals interest for uncertain tax position	0	0
Penalties for uncertain tax positions	0	$ 0
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 231,000,000
Net operating loss carryforwards expiration year	2028
Net operating loss deduction percentage	80.00%
Federal | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforward	$ 29,200,000
Tax credit carryforward expiration year	2028
Federal | Expiry in 2028 Onwards
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 136,600,000
Federal | Unlimited Expiration Period
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	94,400,000
California
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 76,000,000
Net operating loss carryforwards expiration year	2028
Percentage of apportionment of losses	100.00%
Cumulative net operating loss carryforwards	$ 167,900,000
California | Research and Development
Income Tax Disclosure [Line Items]
Tax credit carryforward	$ 7,100,000